Financial Debt	9 Months Ended
Sep. 30, 2022
Financial Debt.
Financial Debt

17.Financial Debt

Financial debt consists of recoverable cash advances and other loans. Related amounts can be summarized as follows:

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Recoverable cash advances - Non-current	7,972	7,656
Recoverable cash advances - Current	552	471
Total Recoverable cash advances	8,524	8,127
Other loan - Non-current	63	146
Other loan - Current	104	83
Total Other loan	167	229
Non-current	8,035	7,802
Current	656	554
Total Financial Debt	8,691	8,356

Financial debt related to recoverable cash advances

Recoverable cash advances received

As at September 30, 2022, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	480
First articles (6839)	2,160	2,160	284
Clinical trial (6840)	2,400	2,400	210
Activation chip improvements (7388)	1,467	1,467	44
Total	7,627	7,627	1,018

During the nine months ended September 30, 2022, the Company made reimbursements totaling €220,000 (2021: €280,000). The Company did not receive any new amounts during the nine months ended September 30, 2022.

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Contract 6472	1,536	1,452
Contract 6839	2,403	2,333
Contract 6840	2,754	2,630
Contract 7388	1,831	1,712
Total recoverable cash advances	8,524	8,127
Non-current	7,972	7,656
Current	552	471
Total recoverable cash advances	8,524	8,127

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) as well as sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12 months are recorded under “Non-current” liabilities. Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2022	2021
As at January 1	8,127	7,910
Advances reimbursed (excluding interests)	(220)	(280)
Initial measurement and re-measurement	(77)	254
Discounting impact	694	661
As at September 30	8,524	8,545